1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Fax +1 202 261 3333 Fax www.dechert.com DEVON ROBERSON DEVON.ROBERSON@DECHERT.COM +1 202 261 3477 DIRECT +1 202 261 3333 Fax

May 24, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349 Post-Effective Amendment No. 908 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 908 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 909 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class I, Administration, Class A, Preferred and Service Shares of the Goldman Sachs Investor Tax-Exempt California Money Market Fund and Goldman Sachs Investor Tax-Exempt New York Money Market Fund, each a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3477.

Sincerely,

/s/ Devon Roberson

Devon Roberson